CVT
EAFE International Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 6.4%
ANZ Group Holdings Ltd.	29,293	$ 536,328
APA Group(1)	11,621	57,568
Aristocrat Leisure Ltd.	5,709	230,890
ASX Ltd.	2,061	84,467
BHP Group Ltd.	50,236	1,218,883
BlueScope Steel Ltd.	4,717	63,179
Brambles Ltd.	14,182	179,164
CAR Group Ltd.	4,024	80,201
Cochlear Ltd.	672	110,752
Coles Group Ltd.	12,685	155,274
Commonwealth Bank of Australia	16,610	1,579,508
Computershare Ltd.	5,081	125,242
CSL Ltd.	4,766	750,117
Fortescue Ltd.(1)	17,400	168,415
Goodman Group	20,311	364,514
GPT Group	18,956	51,993
Insurance Australia Group Ltd.	21,559	104,875
Lottery Corp. Ltd.	19,080	57,087
Macquarie Group Ltd.	3,564	443,528
Medibank Pvt Ltd.	26,808	74,924
National Australia Bank Ltd.	30,135	648,164
Northern Star Resources Ltd.(1)	11,131	128,509
Origin Energy Ltd.	16,389	108,452
Pro Medicus Ltd.	578	73,161
Qantas Airways Ltd.	7,283	41,521
QBE Insurance Group Ltd.	15,279	211,112
REA Group Ltd.(1)	489	67,846
Reece Ltd.(1)	2,319	23,009
Rio Tinto Ltd.(1)	3,741	271,446
Santos Ltd.	30,645	128,416
Scentre Group	48,423	102,453
SGH Ltd.	2,189	68,714
Sonic Healthcare Ltd.	4,238	68,812
South32 Ltd.	45,316	91,291
Stockland	23,794	73,418
Suncorp Group Ltd.	11,086	134,270
Telstra Group Ltd.	39,494	104,335
Transurban Group	29,729	250,398
Treasury Wine Estates Ltd.(1)	8,870	54,384
Vicinity Ltd.	36,142	50,046
Washington H Soul Pattinson & Co. Ltd.(1)	2,645	57,630
Wesfarmers Ltd.	11,169	506,335
Westpac Banking Corp.	33,716	671,874
WiseTech Global Ltd.	1,890	97,464
Woodside Energy Group Ltd.(1)	18,477	268,432
Woolworths Group Ltd.	12,325	228,842
		$10,967,243
Security	Shares	Value
Austria — 0.2%
Erste Group Bank AG	3,034	$ 209,865
OMV AG	1,381	71,117
Verbund AG	639	45,248
		$ 326,230
Belgium — 0.8%
Ageas SA	1,395	$ 83,621
Anheuser-Busch InBev SA	8,859	544,664
D'ieteren Group	195	33,591
Groupe Bruxelles Lambert NV	804	59,993
KBC Group NV	2,335	212,820
Lotus Bakeries NV(1)	4	35,560
Sofina SA	155	39,695
Syensqo SA	796	54,321
UCB SA	1,262	222,194
		$1,286,459
Denmark — 2.4%
AP Moller - Maersk AS, Class A	35	$59,955
AP Moller - Maersk AS, Class B	48	83,540
Carlsberg AS, Class B	892	112,907
Coloplast AS, Class B	1,201	125,965
Danske Bank AS	6,940	227,156
Demant AS(2)	798	26,818
DSV AS	2,044	395,271
Genmab AS(2)	648	126,243
Novo Nordisk AS, Class B	31,908	2,181,815
Novonesis (Novozymes), Class B	3,422	199,251
Orsted AS(2)(3)	1,471	64,240
Pandora AS	768	117,705
Rockwool AS, Class B	110	45,596
Tryg AS	3,630	86,352
Vestas Wind Systems AS(2)	10,417	144,114
Zealand Pharma AS(2)	632	47,460
		$4,044,388
Finland — 1.0%
Elisa OYJ	1,545	$75,336
Fortum OYJ(1)	4,229	69,252
Kesko OYJ, Class B	3,019	61,710
Kone OYJ, Class B	3,476	191,790
Metso OYJ	6,633	68,772
Neste OYJ(1)	3,509	32,456
Nokia OYJ	53,936	284,070
Nordea Bank Abp	30,803	393,984
Orion OYJ, Class B(1)	1,126	66,881
Sampo OYJ, Class A	23,695	227,073
Stora Enso OYJ, Class R	5,297	50,196
UPM-Kymmene OYJ(1)	5,460	146,482
Wartsila OYJ Abp	4,725	84,310
		$1,752,312

CVT
EAFE International Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France — 10.7%
Accor SA	2,043	$ 93,172
Aeroports de Paris SA	337	34,308
Air Liquide SA	5,758	1,093,704
Alstom SA(2)	3,247	71,923
Amundi SA(3)	658	51,551
ArcelorMittal SA	4,662	134,669
Arkema SA	475	36,371
AXA SA	17,675	755,177
BioMerieux	451	55,747
BNP Paribas SA	10,107	844,736
Bollore SE	7,510	43,997
Bouygues SA	1,786	70,405
Bureau Veritas SA	3,355	101,791
Capgemini SE	1,487	223,434
Carrefour SA	4,895	70,008
Cie de Saint-Gobain SA	4,498	448,076
Cie Generale des Etablissements Michelin SCA	6,749	237,204
Covivio SA	674	37,728
Credit Agricole SA	10,381	189,007
Danone SA	6,445	492,947
Dassault Aviation SA	219	72,210
Dassault Systemes SE	6,692	254,783
Edenred SE	2,168	70,452
Eiffage SA	632	73,583
Engie SA	18,426	359,046
EssilorLuxottica SA	2,914	839,723
Eurazeo SE	445	32,955
Eurofins Scientific SE	1,305	69,612
FDJ UNITED(3)	1,007	31,686
Gecina SA	366	34,343
Getlink SE	3,394	58,617
Hermes International SCA	312	820,909
Ipsen SA	305	35,130
Kering SA	756	157,278
Klepierre SA	1,988	66,542
Legrand SA	2,517	266,559
L'Oreal SA	2,357	876,080
LVMH Moet Hennessy Louis Vuitton SE	2,730	1,690,629
Orange SA	18,857	244,276
Pernod Ricard SA	2,045	202,031
Publicis Groupe SA	2,208	208,322
Renault SA	1,830	92,701
Rexel SA	2,207	59,481
Safran SA	3,557	936,499
Sanofi SA	11,293	1,250,382
Sartorius Stedim Biotech	309	61,218
Schneider Electric SE	5,412	1,249,335
Societe Generale SA	7,054	318,233
Sodexo SA	946	60,737
Teleperformance SE	483	48,566
Thales SA	893	237,379
Security	Shares	Value
France (continued)
TotalEnergies SE	21,362	$ 1,376,416
Unibail-Rodamco-Westfield(2)	1,190	100,329
Veolia Environnement SA	7,160	246,245
Vinci SA	4,942	622,989
		$ 18,211,231
Germany — 10.1%
adidas AG	1,708	$ 402,849
Allianz SE	3,820	1,461,951
BASF SE	8,911	446,698
Bayer AG	9,875	236,723
Bayerische Motoren Werke AG	2,957	238,444
Bayerische Motoren Werke AG, PFC Shares	573	43,226
Beiersdorf AG	955	123,371
Brenntag SE	1,250	81,022
Commerzbank AG	9,225	211,114
Continental AG	1,170	82,508
Covestro AG(2)	1,673	107,386
CTS Eventim AG & Co. KGaA	614	61,598
Daimler Truck Holding AG	4,735	191,813
Delivery Hero SE(2)(3)	1,934	46,373
Deutsche Bank AG	18,520	441,464
Deutsche Boerse AG	1,886	556,482
Deutsche Lufthansa AG	6,708	48,876
Deutsche Post AG	9,459	406,106
Deutsche Telekom AG	34,563	1,276,065
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	1,223	61,251
E.ON SE	22,057	332,944
Evonik Industries AG	2,403	52,095
Fresenius Medical Care AG	1,954	97,231
Fresenius SE & Co. KGaA(2)	4,140	176,752
GEA Group AG	1,538	93,493
Hannover Rueck SE	617	183,901
Heidelberg Materials AG	1,361	234,606
Henkel AG & Co. KGaA	1,202	86,599
Henkel AG & Co. KGaA, PFC Shares	1,646	130,967
Infineon Technologies AG	12,923	430,787
Knorr-Bremse AG	784	71,348
LEG Immobilien SE	696	49,197
Mercedes-Benz Group AG	7,172	423,662
Merck KGaA	1,322	181,920
MTU Aero Engines AG	514	178,601
Muenchener Rueckversicherungs-Gesellschaft AG	1,312	828,817
Nemetschek SE	611	71,228
Porsche Automobil Holding SE, PFC Shares	1,673	63,003
Puma SE	1,095	26,709
Qiagen NV(2)	2,085	82,832
Rational AG	58	48,323
Rheinmetall AG	433	619,589
RWE AG	6,418	229,185
SAP SE	10,345	2,771,939

CVT
EAFE International Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Sartorius AG, PFC Shares	237	$ 55,249
Scout24 SE(3)	804	84,197
Siemens AG	7,538	1,740,873
Siemens Energy AG(2)	6,243	370,097
Siemens Healthineers AG(3)	2,760	148,903
Symrise AG	1,363	141,308
Talanx AG	706	74,254
Volkswagen AG, PFC Shares	2,095	213,770
Vonovia SE	7,413	199,486
Zalando SE(2)(3)	2,244	77,834
		$17,097,019
Hong Kong — 1.9%
AIA Group Ltd.	107,566	$814,260
BOC Hong Kong Holdings Ltd.	37,956	153,681
CK Asset Holdings Ltd.	20,209	81,765
CK Hutchison Holdings Ltd.	25,847	145,698
CK Infrastructure Holdings Ltd.	5,604	33,554
CLP Holdings Ltd.	16,122	131,246
ESR Group Ltd.(3)	17,000	26,709
Futu Holdings Ltd. ADR	591	60,489
Galaxy Entertainment Group Ltd.	21,913	85,636
Hang Seng Bank Ltd.	7,340	99,962
Henderson Land Development Co. Ltd.	11,806	33,957
HKT Trust & HKT Ltd.	32,020	42,776
Hong Kong & China Gas Co. Ltd.	117,675	101,268
Hong Kong Exchanges & Clearing Ltd.	11,906	529,629
Hongkong Land Holdings Ltd.	9,294	40,061
Jardine Matheson Holdings Ltd.	1,519	64,152
Link REIT	25,289	118,509
MTR Corp. Ltd.	16,981	55,632
Power Assets Holdings Ltd.	13,542	81,097
Sands China Ltd.(2)	26,283	52,726
Sino Land Co. Ltd.	45,433	45,480
SITC International Holdings Co. Ltd.	10,000	27,191
Sun Hung Kai Properties Ltd.	13,652	130,071
Swire Pacific Ltd., Class A	3,037	26,804
Techtronic Industries Co. Ltd.	14,025	168,079
WH Group Ltd.(3)	85,233	78,261
Wharf Holdings Ltd.(1)	11,000	26,139
Wharf Real Estate Investment Co. Ltd.	19,118	46,421
		$3,301,253
Ireland — 0.7%
AIB Group PLC	21,618	$139,635
Bank of Ireland Group PLC	10,421	123,127
DCC PLC	1,069	71,443
Experian PLC	9,106	421,929
James Hardie Industries PLC, CDI(2)	4,384	104,621
Kerry Group PLC, Class A	1,569	164,298
Security	Shares	Value
Ireland (continued)
Kingspan Group PLC	1,524	$ 123,106
		$ 1,148,159
Israel — 0.9%
Azrieli Group Ltd.	315	$ 21,261
Bank Hapoalim BM	13,068	177,215
Bank Leumi Le-Israel BM	15,165	204,221
Check Point Software Technologies Ltd.(2)	835	190,313
CyberArk Software Ltd.(2)	443	149,734
Elbit Systems Ltd.	287	110,064
Global-e Online Ltd.(2)	871	31,051
ICL Group Ltd.	8,939	50,765
Israel Discount Bank Ltd., Class A	13,255	92,336
Mizrahi Tefahot Bank Ltd.	1,689	75,960
Monday.com Ltd.(2)	348	84,620
Nice Ltd.(2)	658	101,569
Nova Ltd.(2)	312	57,925
Teva Pharmaceutical Industries Ltd. ADR(2)	10,888	167,349
Wix.com Ltd.(2)	548	89,532
		$1,603,915
Italy — 2.9%
Amplifon SpA	989	$20,078
Banco BPM SpA	13,355	135,901
BPER Banca SpA	9,437	74,078
Davide Campari-Milano NV(1)	4,861	28,573
DiaSorin SpA	212	21,054
Enel SpA	79,922	648,351
Eni SpA(1)	21,035	325,338
Ferrari NV	1,240	529,555
FinecoBank Banca Fineco SpA	6,262	124,029
Generali	9,246	324,803
Infrastrutture Wireless Italiane SpA(3)	2,913	30,845
Intesa Sanpaolo SpA	150,321	774,704
Leonardo SpA	4,136	201,418
Mediobanca Banca di Credito Finanziario SpA	5,301	99,434
Moncler SpA	2,365	145,677
Nexi SpA(1)(2)(3)	5,767	30,758
Poste Italiane SpA(3)	4,086	72,895
Prysmian SpA	2,794	153,801
Recordati Industria Chimica e Farmaceutica SpA	1,001	56,725
Snam SpA	18,440	95,714
Telecom Italia SpA(2)	118,128	39,904
Tenaris SA	4,315	84,439
Terna - Rete Elettrica Nazionale	14,614	132,071
UniCredit SpA	13,758	772,265
Unipol Assicurazioni SpA	3,742	59,902
		$4,982,312
Japan — 21.6%
Advantest Corp.	7,600	$338,781

CVT
EAFE International Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Aeon Co. Ltd.	6,348	$ 159,207
AGC, Inc.	2,056	62,590
Aisin Corp.	5,356	58,503
Ajinomoto Co., Inc.	9,198	182,099
ANA Holdings, Inc.	1,383	25,528
Asahi Group Holdings Ltd.	14,845	189,668
Asahi Kasei Corp.	12,670	88,825
Asics Corp.	6,800	144,211
Astellas Pharma, Inc.	17,901	174,257
Bandai Namco Holdings, Inc.	5,911	198,299
Bridgestone Corp.	5,584	224,325
Canon, Inc.	9,100	283,767
Capcom Co. Ltd.	3,500	86,385
Central Japan Railway Co.	7,895	150,590
Chiba Bank Ltd.	5,941	56,235
Chubu Electric Power Co., Inc.	6,569	71,223
Chugai Pharmaceutical Co. Ltd.	6,746	309,045
Concordia Financial Group Ltd.	10,731	71,243
Dai Nippon Printing Co. Ltd.	3,810	54,245
Daifuku Co. Ltd.	3,300	81,119
Dai-ichi Life Holdings, Inc.	35,652	272,222
Daiichi Sankyo Co. Ltd.	17,200	409,599
Daikin Industries Ltd.	2,658	288,442
Daito Trust Construction Co. Ltd.	516	52,799
Daiwa House Industry Co. Ltd.	5,332	176,353
Daiwa Securities Group, Inc.	12,025	80,967
Denso Corp.	18,136	225,006
Dentsu Group, Inc.(1)	1,805	39,863
Disco Corp.	900	183,799
East Japan Railway Co.	8,550	168,525
Eisai Co. Ltd.	2,451	68,229
ENEOS Holdings, Inc.	27,038	142,599
FANUC Corp.	9,410	256,382
Fast Retailing Co. Ltd.	1,900	565,613
Fuji Electric Co. Ltd.	1,341	57,327
FUJIFILM Holdings Corp.	10,981	210,385
Fujikura Ltd.	2,400	88,884
Fujitsu Ltd.	17,620	350,654
Hankyu Hanshin Holdings, Inc.	2,362	63,555
Hikari Tsushin, Inc.	219	56,523
Hitachi Ltd.	45,920	1,078,174
Honda Motor Co. Ltd.	43,803	396,398
Hoshizaki Corp.	1,032	39,947
HOYA Corp.	3,423	386,314
Hulic Co. Ltd.	5,240	50,300
Idemitsu Kosan Co. Ltd.	8,420	59,557
INPEX Corp.	9,191	127,486
Isuzu Motors Ltd.	5,255	71,455
ITOCHU Corp.	11,648	540,735
Japan Airlines Co. Ltd.	1,320	22,611
Japan Exchange Group, Inc.	9,436	97,105
Security	Shares	Value
Japan (continued)
Japan Post Bank Co. Ltd.	18,500	$ 187,841
Japan Post Holdings Co. Ltd.	18,700	187,513
Japan Post Insurance Co. Ltd.	1,800	36,684
Japan Tobacco, Inc.(1)	12,034	330,768
JFE Holdings, Inc.	5,225	64,145
Kajima Corp.	3,581	73,251
Kansai Electric Power Co., Inc.	9,178	108,925
Kao Corp.	4,501	194,834
Kawasaki Kisen Kaisha Ltd.	3,600	48,933
KDDI Corp.	30,334	479,145
Keyence Corp.	1,960	770,691
Kikkoman Corp.	6,005	57,928
Kirin Holdings Co. Ltd.	7,426	102,896
Kobe Bussan Co. Ltd.	1,400	32,595
Komatsu Ltd.	9,146	267,823
Konami Group Corp.	951	112,296
Kubota Corp.(1)	9,811	121,238
Kyocera Corp.	12,192	137,709
Kyowa Kirin Co. Ltd.	2,344	34,215
Lasertec Corp.	800	68,760
LY Corp.	30,317	102,658
M3, Inc.	4,758	54,353
Makita Corp.	2,248	74,484
Marubeni Corp.	14,033	225,115
MatsukiyoCocokara & Co.	3,700	57,883
MEIJI Holdings Co. Ltd.	2,234	48,395
MINEBEA MITSUMI, Inc.	3,659	53,482
Mitsubishi Chemical Group Corp.	13,622	67,313
Mitsubishi Corp.	34,070	601,498
Mitsubishi Electric Corp.	18,960	349,665
Mitsubishi Estate Co. Ltd.	10,968	179,282
Mitsubishi HC Capital, Inc.	8,466	57,369
Mitsubishi Heavy Industries Ltd.	31,740	545,090
Mitsubishi UFJ Financial Group, Inc.(4)	113,876	1,552,564
Mitsui & Co. Ltd.	24,650	464,732
Mitsui Fudosan Co. Ltd.	26,893	240,829
Mitsui OSK Lines Ltd.	3,600	125,342
Mizuho Financial Group, Inc.	23,700	650,416
MonotaRO Co. Ltd.(1)	2,800	52,306
MS&AD Insurance Group Holdings, Inc.	12,584	273,675
Murata Manufacturing Co. Ltd.	16,942	261,329
NEC Corp.	12,275	261,466
Nexon Co. Ltd.	3,150	43,143
Nidec Corp.	8,556	143,589
Nintendo Co. Ltd.	10,910	741,637
Nippon Building Fund, Inc.	82	69,663
Nippon Paint Holdings Co. Ltd.	8,390	63,005
Nippon Sanso Holdings Corp.	1,924	58,364
Nippon Steel Corp.	9,775	209,195
Nippon Telegraph & Telephone Corp.	292,800	282,983
Nippon Yusen KK	4,300	142,107

CVT
EAFE International Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nissan Motor Co. Ltd.(2)	20,243	$ 51,917
Nissin Foods Holdings Co. Ltd.	1,794	36,616
Nitori Holdings Co. Ltd.	716	70,053
Nitto Denko Corp.	7,250	134,100
Nomura Holdings, Inc.	30,457	187,674
Nomura Research Institute Ltd.	3,900	126,954
NTT Data Group Corp.	5,930	107,422
Obayashi Corp.	6,520	86,979
Obic Co. Ltd.	3,200	92,266
Olympus Corp.	10,676	139,757
Omron Corp.	1,963	55,429
Ono Pharmaceutical Co. Ltd.	3,505	37,709
Oracle Corp. Japan	489	51,459
Oriental Land Co. Ltd.	10,720	211,406
ORIX Corp.	11,602	242,237
Osaka Gas Co. Ltd.	3,623	81,979
Otsuka Corp.	2,328	50,404
Otsuka Holdings Co. Ltd.	4,252	221,572
Pan Pacific International Holdings Corp.	4,036	110,862
Panasonic Holdings Corp.	23,547	280,904
Rakuten Group, Inc.(2)	15,600	89,497
Recruit Holdings Co. Ltd.	13,757	712,767
Renesas Electronics Corp.	16,900	226,674
Resona Holdings, Inc.	21,211	185,210
Ricoh Co. Ltd.	4,735	50,088
SBI Holdings, Inc.	2,875	77,633
SCREEN Holdings Co. Ltd.	700	45,669
SCSK Corp.	1,200	29,673
SECOM Co. Ltd.	4,196	142,912
Seiko Epson Corp.	2,952	47,293
Sekisui Chemical Co. Ltd.	3,864	65,904
Sekisui House Ltd.	5,650	126,459
Seven & i Holdings Co. Ltd.	22,478	325,502
SG Holdings Co. Ltd.	2,600	25,930
Shimadzu Corp.	2,414	60,298
Shimano, Inc.	750	105,310
Shin-Etsu Chemical Co. Ltd.	17,725	505,785
Shionogi & Co. Ltd.	7,763	117,180
Shiseido Co. Ltd.	3,774	71,574
SMC Corp.	579	207,192
SoftBank Corp.	279,900	390,454
SoftBank Group Corp.	9,484	485,106
Sompo Holdings, Inc.	8,797	267,879
Sony Group Corp.	61,100	1,546,013
Subaru Corp.	6,128	109,747
Sumitomo Corp.	10,925	249,285
Sumitomo Electric Industries Ltd.	6,990	116,663
Sumitomo Metal Mining Co. Ltd.	2,420	52,898
Sumitomo Mitsui Financial Group, Inc.	36,991	951,209
Sumitomo Mitsui Trust Group, Inc.	6,264	157,673
Sumitomo Realty & Development Co. Ltd.	3,068	115,275
Security	Shares	Value
Japan (continued)
Suntory Beverage & Food Ltd.	1,117	$ 36,852
Suzuki Motor Corp.	15,712	192,867
Sysmex Corp.	5,379	102,685
T&D Holdings, Inc.	4,606	98,582
Taisei Corp.	1,549	68,948
Takeda Pharmaceutical Co. Ltd.	15,824	469,004
TDK Corp.	18,725	196,221
Terumo Corp.	13,336	250,930
TIS, Inc.	1,900	52,578
Toho Co. Ltd.	1,156	57,441
Tokio Marine Holdings, Inc.	17,500	680,799
Tokyo Electron Ltd.	4,437	608,457
Tokyo Gas Co. Ltd.	3,362	106,947
Tokyo Metro Co. Ltd.	3,400	41,317
Tokyu Corp.	5,684	63,991
TOPPAN Holdings, Inc.	2,074	56,698
Toray Industries, Inc.	14,362	98,149
Toyota Industries Corp.	1,561	133,508
Toyota Motor Corp.	93,350	1,650,176
Toyota Tsusho Corp.	5,895	99,318
Trend Micro, Inc.	1,144	77,229
Unicharm Corp.	9,942	79,186
West Japan Railway Co.	4,356	84,974
Yakult Honsha Co. Ltd.	2,692	51,225
Yamaha Motor Co. Ltd.(1)	8,662	69,351
Yaskawa Electric Corp.	2,183	54,702
Yokogawa Electric Corp.	2,228	43,482
Zensho Holdings Co. Ltd.	900	48,532
ZOZO, Inc.	4,221	40,428
		$36,762,103
Netherlands — 5.4%
ABN AMRO Bank NV(3)	4,445	$93,662
Adyen NV(2)(3)	216	331,084
Aegon Ltd.	12,239	80,384
AerCap Holdings NV	1,973	201,581
Airbus SE	5,918	1,042,074
Akzo Nobel NV	1,606	98,907
Argenx SE(2)	597	352,287
ASM International NV	467	212,809
ASML Holding NV	3,902	2,582,239
ASR Nederland NV	1,436	82,552
BE Semiconductor Industries NV	797	83,292
CVC Capital Partners PLC(2)(3)	2,016	39,994
Euronext NV(3)	824	119,589
EXOR NV	907	82,367
Ferrovial SE	4,782	213,888
Heineken Holding NV	1,359	98,356
Heineken NV	2,916	237,771
IMCD NV	630	83,841
ING Groep NV, Series N	31,011	607,546

CVT
EAFE International Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
JDE Peet's NV	1,998	$ 43,683
Koninklijke Ahold Delhaize NV	9,315	347,962
Koninklijke KPN NV	36,528	154,720
Koninklijke Philips NV	8,145	207,356
NN Group NV	2,543	141,507
Prosus NV	13,449	624,829
Randstad NV(1)	975	40,527
Stellantis NV(1)	20,422	229,055
STMicroelectronics NV	6,583	144,349
Universal Music Group NV	8,258	228,028
Wolters Kluwer NV	2,357	366,976
		$9,173,215
New Zealand — 0.3%
Auckland International Airport Ltd.	15,160	$70,359
Contact Energy Ltd.	9,048	47,112
Fisher & Paykel Healthcare Corp. Ltd.	6,048	115,422
Infratil Ltd.	8,707	51,374
Meridian Energy Ltd.	13,690	43,573
Xero Ltd.(2)	1,361	133,029
		$460,869
Norway — 0.6%
Aker BP ASA	2,840	$67,334
DNB Bank ASA	8,912	234,498
Equinor ASA	8,584	226,692
Gjensidige Forsikring ASA	1,602	36,869
Kongsberg Gruppen ASA	874	128,142
Mowi ASA	4,265	79,062
Norsk Hydro ASA	14,258	82,425
Orkla ASA	6,067	66,534
Salmar ASA	718	34,519
Telenor ASA	6,263	89,492
Yara International ASA	1,402	42,292
		$1,087,859
Poland — 0.0%†
InPost SA(2)	2,062	$30,262
		$30,262
Portugal — 0.2%
EDP SA	30,935	$104,198
Galp Energia SGPS SA	4,520	79,191
Jeronimo Martins SGPS SA	3,112	66,002
		$249,391
Singapore — 1.7%
CapitaLand Ascendas REIT	33,831	$66,845
CapitaLand Integrated Commercial Trust	56,366	87,590
CapitaLand Investment Ltd.(1)	21,648	43,783
DBS Group Holdings Ltd.	19,542	671,098
Genting Singapore Ltd.	48,954	27,164
Security	Shares	Value
Singapore (continued)
Grab Holdings Ltd., Class A(2)	23,962	$ 108,548
Keppel Ltd.(1)	15,528	79,207
Oversea-Chinese Banking Corp. Ltd.	33,836	433,643
Sea Ltd. ADR(2)	3,566	465,327
Sembcorp Industries Ltd.	8,600	40,247
Singapore Airlines Ltd.(1)	13,300	66,999
Singapore Exchange Ltd.	8,700	86,130
Singapore Technologies Engineering Ltd.	16,918	84,965
Singapore Telecommunications Ltd.	72,791	184,624
United Overseas Bank Ltd.	12,614	355,923
Wilmar International Ltd.	21,300	52,816
Yangzijiang Shipbuilding Holdings Ltd.	24,500	42,998
		$2,897,907
Spain — 3.0%
Acciona SA	193	$25,260
ACS Actividades de Construccion y Servicios SA	1,791	102,505
Aena SME SA(3)	711	166,803
Amadeus IT Group SA	4,511	345,466
Banco Bilbao Vizcaya Argentaria SA(1)	56,657	773,230
Banco de Sabadell SA	50,934	143,005
Banco Santander SA	149,298	1,005,807
CaixaBank SA	39,861	310,506
Cellnex Telecom SA(2)(3)	4,980	177,033
EDP Renovaveis SA	2,852	23,762
Endesa SA	3,413	90,460
Grifols SA(1)(2)	2,499	22,248
Iberdrola SA	57,410	927,061
Industria de Diseno Textil SA	10,722	533,868
Redeia Corp. SA	4,315	86,608
Repsol SA	11,027	146,411
Telefonica SA	40,204	189,497
		$5,069,530
Sweden — 3.7%
AddTech AB, Class B	2,567	$75,181
Alfa Laval AB	2,930	125,624
Assa Abloy AB, Class B	9,814	294,628
Atlas Copco AB, Class A	27,004	431,347
Atlas Copco AB, Class B	15,627	219,749
Beijer Ref AB(1)	3,714	52,246
Boliden AB	2,485	81,539
Epiroc AB, Class A(1)	6,781	136,531
Epiroc AB, Class B	3,884	68,410
EQT AB(1)	3,525	107,488
Essity AB, Class B	6,262	177,911
Evolution AB(3)	1,640	122,195
Fastighets AB Balder, Class B(1)(2)	7,420	46,495
H & M Hennes & Mauritz AB, Class B(1)	5,635	74,326
Hexagon AB, Class B	20,101	214,875
Holmen AB, Class B	733	29,027

CVT
EAFE International Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class A	1,438	$ 52,835
Industrivarden AB, Class C	1,531	56,245
Indutrade AB(1)	2,678	74,212
Investment AB Latour, Class B	1,245	33,889
Investor AB, Class B	17,063	508,888
L E Lundbergforetagen AB, Class B	593	29,714
Lifco AB, Class B(1)	2,385	84,605
Nibe Industrier AB, Class B	15,526	59,053
Saab AB, Class B	3,431	134,905
Sagax AB, Class B	1,940	40,703
Sandvik AB	10,305	216,729
Securitas AB, Class B	5,049	71,448
Skandinaviska Enskilda Banken AB, Class A(2)	15,329	252,181
Skanska AB, Class B(2)	3,642	80,383
SKF AB, Class B(2)	3,034	61,465
Spotify Technology SA(2)	1,536	844,846
Svenska Cellulosa AB SCA, Class B(2)	5,434	71,697
Svenska Handelsbanken AB, Class A(1)	14,625	165,285
Swedbank AB, Class A(1)	8,613	196,157
Swedish Orphan Biovitrum AB(1)(2)	1,899	54,418
Tele2 AB, Class B(1)	6,002	80,866
Telefonaktiebolaget LM Ericsson, Class B	27,408	213,255
Telia Co. AB	21,130	76,192
Trelleborg AB, Class B	2,050	76,243
Volvo AB, Class B(2)	15,763	462,460
		$6,256,246
Switzerland — 10.3%
ABB Ltd.	15,563	$803,019
Alcon AG	4,988	473,286
Avolta AG	817	35,788
Baloise Holding AG	381	79,962
Banque Cantonale Vaudoise	289	31,580
Barry Callebaut AG(1)	29	38,408
BKW AG	204	35,680
Chocoladefabriken Lindt & Spruengli AG	1	131,226
Chocoladefabriken Lindt & Spruengli AG PC	10	135,194
Cie Financiere Richemont SA, Class A	5,272	920,311
Coca-Cola HBC AG	1,983	89,810
DSM-Firmenich AG	1,888	186,908
EMS-Chemie Holding AG	68	46,330
Galderma Group AG(2)	1,002	105,894
Geberit AG	324	202,982
Givaudan SA	91	391,536
Glencore PLC(2)	102,205	374,083
Helvetia Holding AG	394	81,720
Holcim AG	5,130	552,056
Julius Baer Group Ltd.	2,077	143,969
Kuehne & Nagel International AG	478	110,385
Logitech International SA	1,464	124,052
Lonza Group AG	702	433,674
Security	Shares	Value
Switzerland (continued)
Nestle SA	25,964	$ 2,623,834
Novartis AG	19,541	2,170,415
Partners Group Holding AG	222	315,951
Roche Holding AG(5)	322	111,770
Roche Holding AG(5)	6,996	2,302,577
Sandoz Group AG	4,253	178,346
Schindler Holding AG PC(5)	445	139,468
Schindler Holding AG PC(5)	256	77,581
SGS SA	1,426	142,085
SIG Group AG	3,243	59,961
Sika AG	1,523	370,979
Sonova Holding AG	494	144,238
Straumann Holding AG	1,154	139,708
Swatch Group AG(1)	269	46,388
Swiss Life Holding AG	277	252,710
Swiss Prime Site AG	813	99,770
Swiss Re AG	3,010	512,238
Swisscom AG	246	141,758
Temenos AG	527	40,917
UBS Group AG	32,711	1,004,705
VAT Group AG(3)	284	102,371
Zurich Insurance Group AG	1,440	1,005,132
		$17,510,755
United Kingdom — 14.5%
3i Group PLC	9,632	$452,902
Admiral Group PLC	2,376	87,722
Anglo American PLC	12,684	355,512
Antofagasta PLC	3,642	79,292
Ashtead Group PLC	4,186	226,323
Associated British Foods PLC	2,930	72,639
AstraZeneca PLC	15,369	2,256,855
Auto Trader Group PLC(3)	8,693	84,058
Aviva PLC	24,466	176,329
BAE Systems PLC	30,013	606,037
Barclays PLC	143,150	538,249
Barratt Redrow PLC	14,041	77,237
BP PLC	159,158	893,107
British American Tobacco PLC	19,530	801,205
BT Group PLC(1)	60,412	129,581
Bunzl PLC	3,243	124,747
Centrica PLC	46,635	90,297
Coca-Cola Europacific Partners PLC	2,030	176,671
Compass Group PLC	16,679	551,679
Croda International PLC	1,153	43,804
Diageo PLC	21,819	570,188
Entain PLC	5,560	42,008
GSK PLC	40,646	776,753
Haleon PLC	90,919	459,159
Halma PLC	3,664	122,933
Hikma Pharmaceuticals PLC	1,888	47,695

CVT
EAFE International Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
HSBC Holdings PLC	177,252	$ 2,009,412
Imperial Brands PLC	8,071	298,642
Informa PLC	13,690	137,268
InterContinental Hotels Group PLC	1,537	165,489
Intertek Group PLC	1,614	104,949
J Sainsbury PLC	17,242	52,555
JD Sports Fashion PLC	24,647	21,794
Kingfisher PLC	15,641	51,522
Land Securities Group PLC	7,815	55,701
Legal & General Group PLC	60,397	190,470
Lloyds Banking Group PLC	607,068	569,379
London Stock Exchange Group PLC	4,690	696,592
M&G PLC	24,755	63,768
Marks & Spencer Group PLC	19,449	89,793
Melrose Industries PLC	11,981	73,956
Mondi PLC	4,755	70,931
National Grid PLC	48,008	626,227
NatWest Group PLC	76,418	451,201
Next PLC	1,223	176,204
Pearson PLC	5,942	93,999
Phoenix Group Holdings PLC	7,802	57,916
Prudential PLC	25,493	275,095
Reckitt Benckiser Group PLC	6,879	465,161
RELX PLC	18,285	918,467
Rentokil Initial PLC	23,519	106,732
Rio Tinto PLC	11,128	667,793
Rolls-Royce Holdings PLC(2)	83,509	811,654
Sage Group PLC	10,259	161,070
Schroders PLC	7,870	35,631
Segro PLC	11,880	106,253
Severn Trent PLC	2,446	80,077
Shell PLC	60,453	2,200,507
Smith & Nephew PLC	8,642	121,528
Smiths Group PLC	3,326	83,459
Spirax Group PLC	716	57,719
SSE PLC	11,152	229,713
Standard Chartered PLC	19,909	295,437
Tesco PLC	65,254	280,741
Unilever PLC	24,524	1,463,274
United Utilities Group PLC	6,627	86,469
Vodafone Group PLC	194,500	182,756
Whitbread PLC	1,787	56,927
Wise PLC, Class A(2)	7,015	86,108
WPP PLC	9,670	73,483
		$24,746,804
Total Common Stocks (identified cost $106,165,405)		$168,965,462

Short-Term Investments — 1.6%

Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(6)	544,292	$ 544,292
Total Affiliated Fund (identified cost $544,292)		$ 544,292
Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(7)	2,144,050	$ 2,144,050
Total Securities Lending Collateral (identified cost $2,144,050)		$ 2,144,050
Total Short-Term Investments (identified cost $2,688,342)		$ 2,688,342

Total Investments — 100.9% (identified cost $108,853,747)	$171,653,804
Other Assets, Less Liabilities — (0.9)%	$ (1,473,590)
Net Assets — 100.0%	$170,180,214

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $4,502,103 and the total market value of the collateral received by the Fund was $4,792,331, comprised of cash of $2,144,050 and U.S. government and/or agencies securities of $2,648,281.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $2,042,292 or 1.2% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.

CVT
EAFE International Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

At March 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	23.4%
Industrials	17.8
Health Care	12.1
Consumer Discretionary	10.3
Consumer Staples	8.2
Information Technology	8.0
Materials	5.7
Communication Services	5.0
Energy	3.7
Utilities	3.3
Real Estate	1.8
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $2,096,856, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,245,411	$ 106,346	$ (15,673)	$507	$215,973	$1,552,564	$22,461	113,876
Short-Term Investments
Liquidity Fund, Institutional Class(1)	3,269	10,409,815	(9,868,792)	—	—	544,292	7,374	544,292
Total				$507	$215,973	$2,096,856	$29,835

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVT
EAFE International Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$10,967,243	$ —	$10,967,243
Austria	—	326,230	—	326,230
Belgium	—	1,286,459	—	1,286,459
Denmark	—	4,044,388	—	4,044,388
Finland	—	1,752,312	—	1,752,312
France	—	18,211,231	—	18,211,231
Germany	—	17,097,019	—	17,097,019
Hong Kong	60,489	3,240,764	—	3,301,253
Ireland	—	1,148,159	—	1,148,159
Israel	712,599	891,316	—	1,603,915
Italy	—	4,982,312	—	4,982,312
Japan	—	36,762,103	—	36,762,103
Netherlands	201,581	8,971,634	—	9,173,215
New Zealand	—	460,869	—	460,869
Norway	—	1,087,859	—	1,087,859
Poland	—	30,262	—	30,262
Portugal	—	249,391	—	249,391
Singapore	573,875	2,324,032	—	2,897,907
Spain	—	5,069,530	—	5,069,530
Sweden	844,846	5,411,400	—	6,256,246
Switzerland	—	17,510,755	—	17,510,755
United Kingdom	176,671	24,570,133	—	24,746,804
Total Common Stocks	$2,570,061	$166,395,401(1)	$ —	$168,965,462
Short-Term Investments:
Affiliated Fund	$544,292	$ —	$ —	$544,292
Securities Lending Collateral	2,144,050	—	—	2,144,050
Total Investments	$5,258,403	$166,395,401	$ —	$171,653,804

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.